Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 17,341	$ 22,962	$ 21,091
Available-for-sale investments, short-term	20,723	26,583	64,028
Prepaid expenses and other assets	1,080	1,258	1,866
Total current assets	39,144	50,803	86,985
Property and equipment, net	1,386	1,853	2,280
Right-of-use assets	2,994
Other assets	221	90	90
Total assets	43,745	52,746	89,355
Current liabilities:
Accounts payable	1,324	1,040	2,276
Accrued expenses	1,579	2,026	3,103
Contract liability	352
Current portion of operating lease liability	729
Current portion of long-term debt, net of issuance costs and discount	7,844	7,767	5,012
Total current liabilities	11,828	10,833	10,391
Long-term operating lease liability, net of current portion	2,439
Long-term debt, net of current portion and issuance costs and discount	2,742	8,263	14,719
Commitments and contingencies
Stockholders’ equity:
Preferred stock	2	2	2
Common stock	50	31	30
Additional paid-in capital	343,048	332,378	328,519
Accumulated other comprehensive loss	(33)	(60)	(120)
Accumulated deficit	(316,331)	(298,701)	(264,186)
Total stockholders’ equity	26,736	33,650	64,245
Total liabilities and stockholders’ equity	$ 43,745	$ 52,746	$ 89,355